Statements Of Operations (The Trading Companies Of The Frontier Fund - Companies I through XXI) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Frontier Trading Company I, LLC [Member]
Investment Income:
Interest - net	$ (60,089)		$ (43,262)		$ (28,283)
Total Income/(loss)	(60,089)		(43,262)		(28,283)
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	61,056,128		23,493,386		8,715,485
Net realized gain/(loss) on swap contracts	6,689,123
Net change in open trade equity/(deficit)	(80,961,624)		5,505,198		905,718
Net unrealized gain/(loss) on option/ swap contracts	(18,832,300)		8,790,927		(12,051,821)
Trading commissions	(3,722,719)		(3,146,590)		(1,297,644)
Net gain/(loss) on investments	(35,771,393)		34,642,921		(3,728,262)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(35,831,482)		34,599,659		(3,756,545)
Frontier Trading Company II, LLC [Member]
Investment Income:
Interest - net	13,749		7,102		11,757
Total Income/(loss)	13,749		7,102		11,757
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	21,444,191		26,434,521		(3,723,161)
Net change in open trade equity/(deficit)	(2,190,461)		5,967,280		(1,513,729)
Trading commissions	(132,566)		(221,457)		(139,754)
Net gain/(loss) on investments	19,121,164		32,180,344		(5,376,644)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	19,134,913		32,187,446		(5,364,887)
Frontier Trading Company III, LLC [Member]
Investment Income:
Interest - net	1,215		1,636		970
Total Income/(loss)	1,215		1,636		970
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	(142,069)		290,954		(178,745)
Net realized gain/(loss) on swap contracts	(8,301,000)
Net change in open trade equity/(deficit)	(27,098)		54,017		2,983
Net unrealized gain/(loss) on option/ swap contracts	6,331,232		675,809		(4,129,162)
Net gain/(loss) on investments	(2,138,935)		1,020,780		(4,304,924)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(2,137,720)		1,022,416		(4,303,954)
Frontier Trading Company V, LLC [Member]
Investment Income:
Interest - net	5,304		11,448		5,825
Total Income/(loss)	5,304		11,448		5,825
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	(9,654,886)		5,481,406		4,236,302
Net realized gain/(loss) on swap contracts
Net change in open trade equity/(deficit)	11,205		616,949		921,760
Net unrealized gain/(loss) on option/ swap contracts
Trading commissions	(621,086)		(613,637)		(442,130)
Net gain/(loss) on investments	(10,264,767)		5,484,718		4,715,932
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(10,259,463)		5,496,166		4,721,757
Frontier Trading Company VI LLC [Member]
Investment Income:
Interest - net	1,781		9,062		9,613
Total Income/(loss)	1,781		9,062		9,613
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	1,091,347		3,310,465		(210,732)
Net realized gain/(loss) on swap contracts
Net change in open trade equity/(deficit)	(537,670)		1,304,905		(877,165)
Net unrealized gain/(loss) on option/ swap contracts
Trading commissions	(6,105)		(137,762)		(76,084)
Net gain/(loss) on investments	547,572		4,477,608		(1,163,981)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	549,352		4,486,670		(1,154,368)
Frontier Trading Company VII, LLC [Member]
Investment Income:
Interest - net	68		29,449		3,666
Total Income/(loss)	68		29,449		3,666
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	80,287,339		39,831,024		60,288,927
Net realized gain/(loss) on swap contracts
Net change in open trade equity/(deficit)	(14,886,524)		4,988,429		(28,316,249)
Net unrealized gain/(loss) on option/ swap contracts
Trading commissions	(2,029,377)		(4,896,288)		(3,052,293)
Net gain/(loss) on investments	63,371,439		39,923,165		28,920,385
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	63,371,507		39,952,614		28,924,051
Frontier Trading Company VIII, LLC [Member]
Investment Income:
Interest - net	(20)		(380)		853
Total Income/(loss)	(20)		(380)		853
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on swap contracts	(49,660)		509,662		883,900
Net gain/(loss) on investments	(49,660)		509,662		883,900
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(49,680)		509,282		884,753
Frontier Trading Company IX, LLC [Member]
Investment Income:
Interest - net	16,331		16,310		5,629
Total Income/(loss)	16,331		16,310		5,629
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	(1,718,447)		1,015,966		(1,054,979)
Net change in open trade equity/(deficit)	(1,086,304)		1,492,816		(165,186)
Trading commissions	(90,719)		(127,401)		(25,833)
Net gain/(loss) on investments	(2,895,470)		2,381,381		(1,245,998)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(2,879,139)		2,397,691		(1,240,369)
Frontier Trading Company X, LLC [Member]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on swap contracts	(5,602,827)	[1],[2]
Net unrealized gain/(loss) on option/ swap contracts	1,291,619	[1]	416,157	[1]	(1,707,778)	[1]
Net gain/(loss) on investments	(4,311,208)	[1]	416,157	[1]	(1,707,778)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(4,311,208)	[1]	416,157	[1]	(1,707,778)	[1]
Frontier Trading Company XI, LLC [Member]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on swap contracts	2,070,346	[1],[2]
Net unrealized gain/(loss) on swap contracts	(1,610,580)	[1]	3,474,611	[1]	(1,864,032)	[1]
Net gain/(loss) on investments	459,765	[1]	3,474,611	[1]	(1,864,032)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	459,765	[1]	3,474,611	[1]	(1,864,032)	[1]
Frontier Trading Company XII, LLC [Member]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on swap contracts	(4,332,249)	[1],[2]
Net unrealized gain/(loss) on swap contracts	1,317,993	[1]	929,503	[1]	(2,247,497)	[1]
Net gain/(loss) on investments	(3,014,256)	[1]	929,503	[1]	(2,247,497)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(3,014,256)	[1]	929,503	[1]	(2,247,497)	[1]
Frontier Trading Company XIV, LLC [Member]
Investment Income:
Interest - net	(69,299)	[1]	(20,254)	[1]	(1,416)	[1]
Total Income/(loss)	(69,299)	[1]	(20,254)	[1]	(1,416)	[1]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	13,274,058	[1]	(234,782)	[1]	2,920,905	[1]
Net change in open trade equity/(deficit)	(562,793)	[1]	2,822,669	[1]	(2,986,215)	[1]
Trading commissions	(685,193)	[1]	(320,752)	[1]	(33,595)	[1]
Net gain/(loss) on investments	12,026,072	[1]	2,267,135	[1]	(98,905)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	11,956,773	[1]	2,246,881	[1]	(100,321)	[1]
Frontier Trading Company XV, LLC [Member]
Investment Income:
Interest - net	620	[1]	(4,474)	[1]	(1,089)	[1]
Total Income/(loss)	620	[1]	(4,474)	[1]	(1,089)	[1]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	(13,634,237)	[1]	3,641,985	[1]	14,119,248	[1]
Net change in open trade equity/(deficit)	12,294,008	[1]	11,935,971	[1]	(14,596,420)	[1]
Trading commissions	(557,846)	[1]	(567,787)	[1]	(64,559)	[1]
Net gain/(loss) on investments	(1,898,075)	[1]	15,010,169	[1]	(541,731)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(1,897,455)	[1]	15,005,695	[1]	(542,820)	[1]
Frontier Trading Company XVII, LLC [Member]
Investment Income:
Interest - net				[3]		[3]
Total Income/(loss)				[3]		[3]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies				[3]		[3]
Net realized gain/(loss) on swap contracts				[3]		[3]
Net change in open trade equity/(deficit)				[3]		[3]
Net unrealized gain/(loss) on swap contracts	(368,228)	[3]		[3]		[3]
Trading commissions				[3]		[3]
Net gain/(loss) on investments	(368,228)	[3]		[3]		[3]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(368,228)	[3]		[3]		[3]
Frontier Trading Company XVIII, LLC [Member]
Investment Income:
Interest - net	(335)	[3]		[3]		[3]
Total Income/(loss)	(335)	[3]		[3]		[3]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	(2,842,978)	[3]		[3]		[3]
Net realized gain/(loss) on swap contracts				[3]		[3]
Net change in open trade equity/(deficit)	596,193	[3]		[3]		[3]
Net unrealized gain/(loss) on swap contracts				[3]		[3]
Trading commissions	(46,600)	[3]		[3]		[3]
Net gain/(loss) on investments	(2,293,386)	[3]		[3]		[3]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(2,293,721)	[3]		[3]		[3]
Frontier Trading Company XXI, LLC [Member]
Investment Income:
Interest - net	(10,186)	[3]		[3]		[3]
Total Income/(loss)	(10,186)	[3]		[3]		[3]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	(3,513,960)	[3]		[3]		[3]
Net realized gain/(loss) on swap contracts		[3]		[3]		[3]
Net change in open trade equity/(deficit)	792,372	[3]		[3]		[3]
Net unrealized gain/(loss) on swap contracts		[3]		[3]		[3]
Trading commissions	(68,034)	[3]		[3]		[3]
Net gain/(loss) on investments	(2,789,622)	[3]		[3]		[3]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	$ (2,799,807)	[3]		[3]		[3]

[1]	Trading Companies X, XI, XII, XIV and XV commenced operations in June 2009.
[2]	Trading Companies X, XI, XII, XIV and XV commenced trading operations in June 2009.
[3]	Trading Companies XVII, XVIII and XXI commenced operations in July, October and March 2011, respectively.